Pioneer Fundamental Growth Fund
PIONEER FUNDAMENTAL GROWTH FUND
INVESTMENT OBJECTIVE
Long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 40, the "Intermediary defined sales charge waiver policies" section of the prospectus beginning on page 81, and the "Sales charges" section of the statement of additional information beginning on page 53. If you invest in Class K shares or Class Y shares through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer Fundamental Growth Fund	CLASS A		CLASS C	CLASS K	CLASS R	CLASS T	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%		none	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See "Sales charges."

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Fundamental Growth Fund		CLASS A	CLASS C	CLASS K	CLASS R	CLASS T	CLASS Y
Management Fees		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none
Other Expenses	[1]	0.24%	0.13%	0.05%	0.31%	0.24%	0.16%
Total Annual Fund Operating Expenses	[2]	1.10%	1.74%	0.66%	1.42%	1.10%	0.77%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.01%)	none	none	(0.02%)	(0.01%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.09%	1.74%	0.66%	1.40%	1.09%	0.77%
[1]	Other Expenses for Class T shares are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 1.09%, 1.40% and 1.09% of the average daily net assets attributable to Class A, Class R and Class T shares, respectively. These expense limitations are in effect through August 1, 2019. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example - Pioneer Fundamental Growth Fund - USD ($)	1	3	5	10
Class A	680	904	1,145	1,837
Class C	277	548	944	2,052
Class K	67	211	368	822
Class R	143	447	774	1,700
Class T	358	590	840	1,556
Class Y	79	246	428	954

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption - Pioneer Fundamental Growth Fund - USD ($)	1	3	5	10
Class A	680	904	1,145	1,837
Class C	177	548	944	2,052
Class K	67	211	368	822
Class R	143	447	774	1,700
Class T	358	590	840	1,556
Class Y	79	246	428	954

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large companies, that is, companies similar in size to issuers included in the Russell 1000 Growth Index. The Russell 1000 Growth Index (the "index") is a large capitalization index that measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. On June 30, 2018, securities in the index had a market capitalization range from approximately $2.4 billion to approximately $910 billion. On June 30, 2018, the index had a median market capitalization of approximately $12.2 billion. The size of the companies in the index changes constantly as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in the index.

For purposes of the fund's investment policies, equity securities include common stocks and other equity instruments, such as funds that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund primarily invests in securities of U.S. issuers. The fund may invest in securities of issuers in any industry or market sector. The fund may invest in fewer than 40 securities. The fund may invest in initial public offerings of equity securities. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.

The fund may also invest in investment grade and below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities and securities of issuers that are in default.

The fund may, but is not required to, use derivatives. The fund may use derivatives, such as stock index futures and options, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may also hold cash or other short-term investments.

The fund's investment adviser uses a "growth" style of management and seeks to invest in securities of issuers with above average potential for earnings and revenue growth. To select growth stocks, the adviser employs quantitative analysis, fundamental research, and an evaluation of the issuer based on its financial statements and operations, utilizing a bottom-up analytic style. Among other things, the adviser focuses on an issuer's deployment of capital and return on capital. The adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.

The adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth or when the adviser no longer views the issuer's deployment of capital or return on capital as favorable. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The value of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected. The fund may experience a substantial or complete loss on any individual security or derivative position.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

ISSUER FOCUS RISK. The fund may invest in fewer than 40 securities, and as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

RISKS OF INVESTMENTS IN REAL ESTATE RELATED SECURITIES. Investments in real estate securities are affected by economic conditions, interest rates, governmental actions and other factors. In addition, investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Mortgage REITs are particularly subject to interest rate and credit risks. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF WARRANTS AND RIGHTS. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the fund loses any amount it paid for the warrant. The failure to exercise subscription rights to purchase common shares would result in the dilution of the fund's interest in the issuing company.

PREFERRED STOCKS RISK. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offerings (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. The purchase of IPO shares may involve high transaction costs.

RISKS OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, including management fees, in addition to its own expenses.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Interest rates in the U.S. recently have been historically low and are expected to continue to rise. Junk bonds have a higher risk of default or are already in default and are considered speculative.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, terrorism, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, voters in the United Kingdom have approved withdrawal from the EU. Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

DERIVATIVES RISK. Using stock index futures and options and other derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

VALUATION RISK. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the securities or had used a different valuation methodology. The fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

LIQUIDITY RISK. Some securities and derivatives held by the fund may be impossible or difficult to purchase, sell or unwind, particularly during times of market turmoil. Illiquid securities and derivatives also may be difficult to value. If the fund is forced to sell an illiquid asset or unwind a derivatives position to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

REDEMPTION RISK. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

CYBERSECURITY RISK. Cybersecurity failures or breaches by the fund's adviser, transfer agent, distributor, custodian, fund accounting agent and other service providers may disrupt fund operations, interfere with the fund's ability to calculate its NAV, prevent fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 1000 Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 13.56% (01/01/2012 TO 03/31/2012).
THE LOWEST CALENDAR QUARTERLY RETURN WAS -19.50% (10/01/2008 TO 12/31/2008).

At June 30, 2018, the year-to-date return was 3.95%.
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2017)
Average Annual Total Returns - Pioneer Fundamental Growth Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	15.58%	14.02%	9.11%	9.15%	Aug. 22, 2002
Class A | Return after taxes on distributions	14.35%	13.05%	8.41%	8.32%	Aug. 22, 2002
Class A | Return after taxes on distributions and sale of shares	9.82%	11.11%	7.33%	7.47%	Aug. 22, 2002
Class C	21.76%	14.57%	8.95%	8.63%	Dec. 15, 2005
Class K	23.19%	15.86%		15.50%	Dec. 20, 2012
Class R	22.29%	15.05%		12.89%	Apr. 02, 2012
Class Y	23.03%	15.73%		16.30%	Apr. 07, 2009
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	30.21%	17.33%	10.00%	9.72%	Aug. 22, 2002

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

No performance information is presented for Class T shares in the table because Class T shares do not have annual returns for at least one calendar year. The returns for Class T shares would differ from those of Class A, Class C, Class K, Class R and Class Y shares because they have different expenses.

After-tax returns are shown only for Class A shares. After-tax returns for Class C, Class K, Class R, Class T and Class Y shares will vary.